Long-Term Debt (Schedule of Fair Value of Derivative Instruments) (Details) - Interest Rate Swap [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Noncurrent Assets [Member]
Fair value of derivative instruments
Interest rate swap contracts	$ 1.3	$ 0.0
Accounts Payable and Accrued Liabilities [Member]
Fair value of derivative instruments
Interest rate swap contracts	0.0	0.7
Other Long-term Liabilities [Member]
Fair value of derivative instruments
Interest rate swap contracts	$ 1.0	$ 0.9